SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-04791

                  AllianceBernstein Municipal Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                               Kathleen K. Clarke
                              1200 G Street, N.W.
                             Washington, D.C. 20005

                       Date of fiscal year end: October 31

             Date of reporting period: July 1, 2007 - June 30, 2008

Item 1.  Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04791
Reporting Period: 07/01/2007 - 06/30/2008
AllianceBernstein Municipal Income Fund, Inc.









========= ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND-CALIFORNIA PORTFOLIO =========




========== ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND-INSURED CALIFORNIA ==========
==========                         PORTFOLIO                          ==========




=========== ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND-INSURED NATIONAL ===========
===========                        PORTFOLIO                         ===========




========== ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND-NATIONAL PORTFOLIO ==========




========== ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND-NEW YORK PORTFOLIO ==========

The registrant did not receive any proxy solicitations relating to its portfolio securities and, therefore, did not vote any proxies during the reporting period.

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant:  AllianceBernstein Municipal Income
                                           Fund, Inc.



                              By: Marc O. Mayer*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 29, 2008



*By: /s/ Emilie D. Wrapp
     -------------------
         Emilie D. Wrapp
         Secretary